Property, plant & equipment - Potential future cash flows following the extension (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant & equipment
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	€ 612	€ 817	€ 1,089
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	€ 1,270	€ 1,259	€ 1,838